Other non-current assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Other non-current assets, net
Prepayments on long-term assets	¥ 6,717	¥ 13,398
Deposits for rental	4,183	6,423
Other non-current asset	10,900	19,821
Less: impairment	(6,026)	(6,363)
Other non-current assets	4,874	13,458		$ 686
Impairment loss on other non-current assets	¥ 72	¥ 12,591	¥ 0